Members' Equity	12 Months Ended
Dec. 31, 2017
Members' Equity

6. Members’ Equity

Member units outstanding were as follows:

	December 31,
	2017	2016
Units
Class A	36,500	36,500
Class A-1	520	520
Class B	8,608	8,608

There were no distributions for 2017. Distributions by Unit class are as follows for 2016 and 2015:

	Year Ended December 31,
	2016		2015
	Amount	Per Unit	Amount	Per Unit
Distributions
Class A	$2,055	$56	$8,928	$245
Class A-1	—	—	3	7
Class B	—	—	3,301	528
Total distributions	$2,055		$12,232

Distributions and income are defined in accordance with a waterfall calculation which allocates distributions and income to the Class A‑1 and Class B Unit holders based upon the Class A Unit holders’ return on investment thresholds. Under the terms of its operating agreement, Cactus LLC is obligated to make distributions to its members to enable them to settle tax liabilities that arise from their investment in Cactus LLC. These distributions are recorded in the period during which payment is made. Cactus LLC was not required to make any distributions related to member tax liabilities that arose in 2017 from their investment in Cactus LLC until 2018. In January 2018, Cactus LLC made a distribution of $26.0 million to its members related to tax liabilities incurred prior to the IPO. Voting rights are limited to Class A Unit holders.

There were no Class A or Class B Units issued during 2017, 2016 or 2015. From time to time, Cactus LLC issues Class A‑1 Units to Directors and key employees. There were no new Class A‑1 Units issued during 2017. During 2016 and 2015, Cactus LLC issued 120 and 125 Class A‑1 Units, respectively, and recorded compensation expense of $0.4 million and $0.4 million, respectively. The Class A‑1 Units were fully vested as of grant date and as such all equity compensation was expensed immediately. The equity compensation is included in selling, general and administrative expenses in the consolidated statements of income. Class A‑1 Unit holders are allocated pari passu with all Class A and Class A‑1 Unit holders provided Cactus LLC’s Enterprise Value exceeds the amount detailed in their individual Subscription and Investment Agreement.

The following is a rollforward of Class A‑1 Units:

Units at December 31, 2014	275
Units issued in 2015	125
Units at December 31, 2015	400
Units issued in 2016	120
Units at December 31, 2016	520
Units issued in 2017	—
Units at December 31, 2017	520

The Class A‑1 Units were valued using the Black Scholes valuation model. Volatility was estimated based on the average of the volatility of peer group companies in Cactus LLC’s industry. No forfeitures or expected future distributions were assumed. No Class A‑1 Units were issued in 2017. The key assumptions for 2016 and 2015 are as follows:

	December 31,
	2016		2015
Expected term in years	3.5	years	3.5	years
Expected volatility	33%		33%
Risk‑free interest rate	0.98%		0.98%

The key assumptions were unchanged between 2016 and 2015 as the Class A‑1 Units were issued within a two month period of time (January 1, 2016 and November 1, 2015) and management believes that there were no factors during the two months to change the assumptions.

CACTUS INC
Stockholder's Equity

3.           Stockholder’s Equity

As of December 31, 2017, the Company was authorized to issue 1 million shares of common stock with a par value of $0.01 per share. The Board of Directors has the authority to issue one or more series of preferred stock without stockholder approval. In conjunction with the IPO, the Company amended its articles of incorporation to increase the number of authorized shares.